Note 10 - Finance Costs	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of finance cost [text block]
10.
FINANCE COSTS

Finance costs are primarily related to interest and accretion expense on the Company's debt facilities, lease liabilities and accretion of decommissioning liabilities. The Company's finance costs in the period are summarized as follows:

	Year Ended December 31,
	2020	2019
Debt facilities (1) (Note 19)	$10,593	$10,885
Lease liabilities (Note 20)	1,479	1,142
Accretion of decommissioning liabilities	2,362	2,410
Silver sales and other	339	710
	$14,773	$15,147

(1)	Finance costs for debt facilities include $6.8 million of non-cash accretion expense for the year ended December 31, 2020 ( 2019 - $6.4 million).